Fair Value Measurements (Details) - Schedule of level for liabilities that are measured at fair value using significant unobservable inputs $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of level for liabilities that are measured at fair value using significant unobservable inputs [Abstract]
Liability at January 1, 2021	$ 89
Liability at September 30, 2021	5
Reclassification to equity	$ (84)